Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended				9 Months Ended		70 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Revenue							$ 15,887
Cost of Revenue							12,840
Gross Profit							3,047
General and administration	448,873	4,555,257	3,123,647	2,910,164	1,223,713	3,841,865	9,407,182
Selling and marketing	103,003	426,017	39,645	58,484	225,341	307,474	744,198
Software development costs		162,815	70,010	661,477	213,000	539,815	824,292
Foreign exchange loss (gain)	(3,057)	(32,446)	(17,668)	7,761	18,349	(4,301)	(6,335)
Depreciation	22,143	85,296	21,825	14,127	66,427	63,117	173,738
Interest and financing costs	23,429	140,761	23,096	3,709	62,125	53,790	206,595
Derivative loss	146,064				203,868		203,868
Change in fair value on convertible promissory note	(81,482)		18,000		(86,052)	18,000	(86,052)
Loss on disposal of equipment				6,530			6,530
	658,973	5,337,700	3,278,555	3,662,252	1,713,771	4,819,760	11,474,016
Net Loss and Comprehensive Loss	$ (658,973)	$ (5,337,700)	$ (3,278,555)	$ (3,662,252)	$ (1,713,771)	$ (4,819,760)	$ (11,470,969)
Basic and diluted net loss per share (in Dollars per share)	$ (0.004)	$ (0.087)	$ (0.067)	$ (0.127)	$ (0.012)	$ (0.107)
Basic and diluted net loss per share (in Shares)	162,520,412	61,446,207	49,204,004	28,941,609	143,088,266	44,942,064